Expense Example, No Redemption {- Franklin Small Cap Value Fund} - Franklin Value Investors Trust-32 - Franklin Small Cap Value Fund - Class C	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 186
3 Years	578
5 Years	995
10 Years	$ 2,159